Schedule of Investments (unaudited) June 30, 2019	iShares® U.S. Home Construction ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 13.8%
American Woodmark Corp.(a)	52,206	$4,417,672
Builders FirstSource Inc.(a)	402,087	6,779,187
Fortune Brands Home & Security Inc.	486,173	27,775,063
JELD-WEN Holding Inc.(a)(b)	231,231	4,909,034
Lennox International Inc.	122,673	33,735,075
Masco Corp.	1,020,269	40,035,356
Masonite International Corp.(a)(b)	88,897	4,683,094
Owens Corning	377,346	21,961,537
PGT Innovations Inc.(a)(b)	202,924	3,392,889
Quanex Building Products Corp.	115,196	2,176,052
Simpson Manufacturing Co. Inc.	139,593	9,277,351
Trex Co. Inc.(a)	203,278	14,575,033
Universal Forest Products Inc.	213,386	8,121,471

		181,838,814

Construction Materials — 1.1%
Eagle Materials Inc.(b)	153,290	14,209,983

Forest Products — 0.8%
Louisiana-Pacific Corp.	428,833	11,244,001

Home Furnishings — 3.9%
Ethan Allen Interiors Inc.	84,352	1,776,453
Leggett & Platt Inc.	456,221	17,505,200
Mohawk Industries Inc.(a)(b)	213,944	31,550,322

		50,831,975

Home Improvement Retail — 10.2%
Floor & Decor Holdings Inc., Class A(a)(b)	201,283	8,433,758
Home Depot Inc. (The)	298,176	62,011,663
Lowe’s Companies Inc.	615,800	62,140,378
Lumber Liquidators Holdings Inc.(a)(b)	97,884	1,130,560
Tile Shop Holdings Inc.	131,384	525,536

		134,241,895

Homebuilding — 63.7%
Beazer Homes USA Inc.(a)(b)	365,087	3,508,486
Cavco Industries Inc.(a)(b)	97,352	15,336,834
Century Communities Inc.(a)(b)	314,330	8,354,891
DR Horton Inc.	3,866,574	166,765,337
Installed Building Products Inc.(a)(b)	239,117	14,160,509
KB Home	962,622	24,768,264
Lennar Corp., Class A	3,249,905	157,490,396
Lennar Corp., Class B(b)	180,615	6,955,484
LGI Homes Inc.(a)(b)	214,014	15,287,020
M/I Homes Inc.(a)(b)	313,634	8,951,114

Security	Shares	Value

Homebuilding (continued)
MDC Holdings Inc.	560,365	$18,368,765
Meritage Homes Corp.(a)	409,528	21,025,168
NVR Inc.(a)(b)	38,412	129,458,043
PulteGroup Inc.	2,903,032	91,793,872
Skyline Champion Corp.(a)	567,603	15,540,970
Taylor Morrison Home Corp.(a)(b)	1,222,492	25,623,432
Toll Brothers Inc.	1,507,048	55,188,098
TopBuild Corp.(a)(b)	391,944	32,437,285
TRI Pointe Group Inc.(a)(b)	1,619,195	19,381,764
William Lyon Homes, Class A(a)(b)	375,948	6,853,532

		837,249,264

Specialty Chemicals — 4.4%
Sherwin-Williams Co. (The)	125,173	57,365,534

Trading Companies & Distributors — 2.0%
Beacon Roofing Supply Inc.(a)(b)	238,167	8,745,492
Watsco Inc.	112,004	18,316,014

		27,061,506

Total Common Stocks — 99.9% (Cost: $1,414,374,660)		1,314,042,972

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	46,953,739	46,977,216
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	796,970	796,970

		47,774,186

Total Short -Term Investments — 3.7% (Cost: $47,756,805)		47,774,186

Total Investments in Securities — 103.6% (Cost: $1,462,131,465)		1,361,817,158

Other Assets, Less Liabilities — (3.6)%		(46,835,661)

Net Assets — 100.0%		$1,314,981,497

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® U.S. Home Construction ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	47,751,671	(797,932)	46,953,739	$46,977,216	$37,253	(a)	$1,468	$3,136
BlackRock Cash Funds: Treasury, SL Agency Shares	1,063,744	(266,774)	796,970	796,970	5,884		—	—

				$47,774,186	$43,137		$1,468	$3,136

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,314,042,972	$—	$—	$1,314,042,972
Money Market Funds	47,774,186	—	—	47,774,186

	$1,361,817,158	$—	$—	$1,361,817,158

2